SHARE CAPITAL (Details Textual) - Common shares - shares	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares issued	2,565,100	141,443,116
Number of shares increased	1,418,320